Payables and Other Current Liabilities - Composition of Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrued employee benefits	€ 608	€ 516
Other non-financial non-trade payables	480	481
Total	€ 1,088	€ 997